Acquisitions and disposals - Narrative (Details) - EUR (€) € in Millions		12 Months Ended
	Aug. 02, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Acquisitions and Disposals [Line Items]
Percentage interest in subsidiary (in percent)		100.00%
Value of consideration transferred		€ 2,117	€ 6,337
Goodwill		20,330	18,942
Revenue of acquiree		196	476
Operating profit of acquiree		16	124
Revenue of group if acquisition completed		52,637	51,116
Operating profit of group if acquisition completed		8,738	8,371
Total consideration for the disposals		€ 49	€ 35	€ 169
Paula's Choice
Disclosure of Acquisitions and Disposals [Line Items]
Percentage interest in subsidiary (in percent)	100.00%		100.00%
Value of consideration transferred	€ 1,832
Cash transferred	1,818
Deferred consideration	14
Net fair value value of assets acquired	1,223
Goodwill	609
Goodwill acquired increase decrease due to foreign exchange differences	€ 37